Significant Agreements - One S.r.l. ("One") (Details) $ in Thousands, € in Millions	1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 30, 2021 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Other long-term liabilities					$ 5,202		$ 11,729		$ 10,361
Consideration
Cash							12,668
Warrants for redeemable convertible preferred stock							4,706
Fair value of total consideration							17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty							15,564
Equity-method investment							1,810		0				$ 1,810
Total assets acquired							17,374
One
Schedule of Equity Method Investments [Line Items]
Equity interest acquired (as a percent)			10.00%		10.00%						10.00%	10.00%
Payment upon achievement of future commercial milestones	$ 8,000	€ 6.5	$ 6,700	€ 5.5
Payment upon achievement of commercial success of new medical indications			$ 13,500	€ 11.0	$ 12,700	€ 11.0
Require of issue warrant for redeemable convertible preferred stock upon achievement within 30 days of commercial success of new medical indications (as a percent)			2.70%	2.70%	2.70%	2.70%
Gross proceeds of future qualifying equity financing			$ 50,000		$ 50,000
Cash consideration			13,100		13,300						€ 11.5	€ 11.5
Net present value			12,700		12,700						€ 11.1	€ 11.1
Consideration paid							3,100	€ 2.6	4,400	€ 3.9
Unpaid cash consideration, after adjusting for a foreign currency translation gain and interest expense					$ 5,700		5,900		8,200
Other long-term liabilities							$ 5,900		5,300
Accrued expense									$ 2,900
Consideration
Cash			12,668
Warrants for redeemable convertible preferred stock			4,706
Fair value of total consideration			17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty			15,564
Equity-method investment			1,810
Total assets acquired			$ 17,374